SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 17 -      SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Provision for doubtful Accounts

Balance, as of December 31, 2014	$251	$125
Additions	294	206
Deductions	(221)	-

Balance, as of December 31, 2015	324	331
Additions	216	112
Deductions	(202)	(141)

Balance, as of December 31, 2016	338	302
Additions	154	361
Deductions	(186)	(40)

Balance, as of December 31, 2017	$306	$623